IVY VARIABLE INSURANCE PORTFOLIOS

6300 LAMAR AVENUE

P. O. BOX 29217

SHAWNEE MISSION, KANSAS 66201-9217

April 21, 2017

Securities and Exchange Commission

100 F Street NE

Washington DC 20549

Re:	Ivy Variable Insurance Portfolios (Registrant)
File Nos. 033-11466 and 811-05017 / CIK No. 0000810016

On behalf of the Registrant, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the Registrant’s supplement dated March 31, 2017, to the Ivy Variable Insurance Portfolios Prospectus dated April 29, 2016. The purpose of this filing is to submit the data in XBRL format for the Registrant.

If you have any questions or comments concerning the foregoing, please contact me at (913) 236-2227.

Very truly yours,

/s/Philip A. Shipp
Philip A. Shipp
Assistant Secretary